Note 9 - Schedule Of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of Goods (incl. consumables)	€ 4,536	€ 2,318
Sales of RPPs & Leases,	1,811	1,297
Sales of Spare Parts & Services	328	333
Total Net Sales	6,676	3,948
Other Revenues	6	2
Total Revenues	6,682	3,950
Gross Profit	4,081	2,158
Research & Development	(1,048)	(745)
SG&A + Depreciation	(1,979)	(1,504)
Segment operating loss	1,054	(91)
Urology Devices and Services (UDS) [Member]
Sales of Goods (incl. consumables)	6,725	6,785
Sales of RPPs & Leases,	766	822
Sales of Spare Parts & Services	2,750	2,497
Total Net Sales	10,241	10,104
Other Revenues	2
Total Revenues	10,243	10,104
Gross Profit	3,672	3,753
Research & Development	(653)	(455)
SG&A + Depreciation	(2,996)	(3,014)
Segment operating loss	23	284
Corporate Segment [Member]
Sales of Goods (incl. consumables)
Sales of RPPs & Leases,
Sales of Spare Parts & Services
Total Net Sales
Other Revenues
Total Revenues
Gross Profit
Research & Development
SG&A + Depreciation	(689)	(721)
Segment operating loss	(689)	(721)
FDA [Member]
Sales of Goods (incl. consumables)
Sales of RPPs & Leases,
Sales of Spare Parts & Services
Total Net Sales
Other Revenues
Total Revenues
Gross Profit
Research & Development		(312)
SG&A + Depreciation
Segment operating loss		(312)
Sales of Goods (incl. consumables)	11,261	9,103
Sales of RPPs & Leases,	2,578	2,119
Sales of Spare Parts & Services	3,078	2,830
Total Net Sales	16,917	14,052
Other Revenues	8	2
Total Revenues	16,925	14,054
Gross Profit	7,753	5,911
Research & Development	(1,701)	(1,512)
SG&A + Depreciation	(5,664)	(5,238)
Segment operating loss	€ 388	€ (839)